Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 290	£ 561
Liabilities	395	929
Derivative financial assets, Current	181	430
Derivative financial assets, Non-current	109	131
Assets, Derivatives - in respect of net debt	147	438
Assets, Derivatives - other	143	123
Derivative financial liabilities, Current	189	427
Derivative financial liabilities, Non-current	206	502
Liabilities, Derivatives - in respect of net debt	317	605
Liabilities, Derivatives - other	78	324
Net debt	34,640	39,281	£ 36,302
Derivatives in respect of net debt
Disclosure Of Derivative Financial Instruments [Line Items]
Net debt	170	167	£ (91)
interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	10	43
Liabilities	187	450
– cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	115	254
Liabilities	13	121
– forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	165	264
Liabilities	195	358
Fair value hedges | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	10	27
Liabilities	187	435
Fair value hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	18	126
Liabilities	0	0
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	144	202
Liabilities	68	192
Cash flow hedges | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	5
Liabilities	0	0
Cash flow hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	97	127
Liabilities	13	121
Cash flow hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	48	70
Liabilities	55	71
Net investment hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	81	45
Liabilities	9	247
Held-for-trading | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	12
Liabilities	0	14
Held-for-trading | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	36	149
Liabilities	£ 131	£ 41